PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	As of December 31,	As of December 31,
	2012	2013
Land	$66	$66
Buildings	218	218
Leasehold improvements	3,492	3,640
Furniture, fixtures and equipment	16,606	15,720
Vehicles and equipment	47,814	61,971

	68,196	81,615
Less: accumulated deprecation and amortization	(50,265)	(52,140)

	$17,931	$29,475

Property and equipment as of December 31, 2012 and 2013 of $38,742 and $37,360, respectively, were fully depreciated. Depreciation and amortization expense during the years ended December 31, 2011, 2012 and 2013 was $4,405, $4,637 and $8,374, respectively.